Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

Note 6. Cash and Cash Equivalents

For the purposes of the statement of cash flows, cash item includes cash on hand and in banks and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period consist of the following:

	2018		2017
Cash and bank balances	Ps.	7,778	Ps.	9,497
Cash equivalents (see Note 3.5)		15,949		9,270

	Ps. 23,727		Ps. 18,767

As explained in Note 3.3, as of December 31, 2017. Venezuela’s operation was deconsolidated. . Cash and cash equivalent balances of the Venezuela’s operations were Ps.170.